Basis of Accounting	12 Months Ended
Dec. 31, 2025
Basis of Accounting [Abstract]
BASIS OF ACCOUNTING

NOTE 2. BASIS OF ACCOUNTING

The consolidated financial statements present general purpose financial report that have been prepared in accordance with Australian Accounting Standards (“AASBs”), including Australian Accounting Interpretations, other authoritative pronouncements of the Australian Accounting Standards Board and the Corporations Act 2001 as appropriate for for-profit entities. The consolidated financial statements also comply with International Financial Reporting Standards (“IFRSs”) as adopted by the International Accounting Standards Board.

Restatement

During the preparation of the consolidated financial statements for the year ending December 31, 2023, the Company’s management identified the following material misstatements in the Company’s consolidated financial statements:

●	The Company did not properly make appropriate write off in the current and prior period for trade receivables. To correct the assumptions used for the write off for uncollectable debts in these periods, bad debts written off and revenue are decreased by $868,804 and $288,222 respectively, and accumulated loss of prior years is increased by $580,582.

●	The Company did not properly make appropriate write off for inventories in the prior period. As a result, inventories and provision for inventories in the profit and loss account were overstated. To correct the incorrect assumptions used for the write off in the prior period, inventories is decrease by $2,996,964 and provision for inventories expense is decreased by $972,415, and accumulated loss of prior years is increased by $3,969,379.

●	The Company did not properly make appropriate write off certain accounts in other receivables in prior periods. As a result, both other receivables and accumulated losses of prior years were understated, and provision for other receivables expense was overstated. To correct the assumptions used for the write off in other receivables in the prior period, other receivables and accumulated losses of prior years are increased by $835,155 and $1,327,629 respectively, and provision for other receivables expense is decreased by $2,162,784.

●	The Company did not properly make appropriate write off in the prior period for loan receivable, amounts due from former group companies and other current assets. To correct the assumptions used for the write off for uncollectable debts in the prior period, provision for loan receivable expense, provision for other current assets expense and other expense in the expense accounts are decreased by $6,902,000, $1,667,079 and $4,819 respectively, and accumulated loss of prior years is increased by $8,573,898.

●	The Company did not properly make appropriate write off for investment in an associate and amount due from an associate in the prior period. To correct the assumptions used for impairment of assets in the prior period, provision for investment in an associate expense and provision for due from an associate expense in the profit and loss account are decreased by $175,507 and $476,815 respectively, and accumulated losses of prior years is increased by $652,322.

●	The Company did not properly record intangible assets at inception of acquisition of subsidiaries in prior periods which resulted in the intangible assets and other reserves to be overstated in the current period. To correct this error, intangible assets, amortization of intangible assets expense and reserves are decreased by $739,207, $130,182 and $558,298 respectively, and write off of intangible assets expense and accumulated losses of prior year are increased by $4,821 and $1,422,866 respectively.
●	The Company did not properly record acquisition of a subsidiary in the current period which resulted in the non controlling interest to be overstated by $22,396 and the incorrect recording of the purchase and the subsequent write off of the intangible asset in the period instead of as a write off of assets at acquisition. To correct this error, (i) non controlling interests was decreased by $22,396 and operating assets write off was increased by the same amount, and (ii) amortization of intangible expense was decreased by $722,784 and the operating assets write off was increased by the same amount.

●	The Company did not properly record other assets – equipment deposits by making an incorrect assumption on the provision. To correct this issue, the provision for equipment deposit expense was reversed resulting in other assets - equipment deposit increasing by $5,000,000 and provision for equipment deposit expense was decreased by the same amount.

●	The Company did not properly account for the convertible promissory note liability and derivative financial instruments for the $15,000,000 convertible promissory note issued during the period. To correct this issue, convertible promissory note liability was increased by $2,399,746, derivative financial instruments liability was increased by $688,165 and other reserves decreased by $2,544,840 and gain on fair value change in derivative financial instruments was increased by $596,491 and finance cost was decreased by $53,420.

●	The Company did not properly account for the warrant liabilities in prior years. To correct this issue, warrant liabilities was decreased by $11,980, gain on fair value change in warrants was decreased by $2,329,6291, accumulated losses of prior year and paid up capital are increased by $7,064,434 and $9,472,705 respectively.

●	The Company did not properly account for the $5,502,927 convertible note issued in the prior year and the resultant conversion during the current year. To correct this issue, accumulated loss of prior year is increased by $987,319, gain on fair value change in derivative financial instruments is decreased by $1,677,178, gain on conversion of convertible note liability is increased by $1,292,424, gain on derecognition of derivative liability is increased by $987,319 and finance costs is decreased by $384,754.

●	The Company did not properly account for the legal and professional fees in relation to issuance of shares in the Company in the current and prior period. To correct this issue, share capital, accumulated losses of prior year and legal and professional fees expense are decreased by $185,635, $132,000 and $53,635 respectively.

●	As the result of the adjustments above, (i) non-controlling interest in the current profit and loss account was increased by $808,019 and loss for the year attributable to our shareholders was increased by the same amount and (ii) non-controlling interest amount carried forward from prior years was decreased by $753,134 and accumulated losses of prior year was decreased by the same amount.

Based on an analysis of the factors, the Company determined that the errors discussed above were material to the Company’s previously issued financial statements for the year ended December 31, 2023, and these financial statements need to be restated. The Company’s prior period financial statements should no longer be relied upon.

The impact of the restatements on the line items within the previously reported consolidated Audited Consolidated Statement of Financial Position at December 31, 2023, included in the Company’s Form 20F filed with the SEC on October 22, 2024 (the “Original Report”) are reported below.

	As Previously Reported	Adjustment	As Restated
Consolidated Statement of Financial Position as of December 31, 2023	US$	US$	US$
Other receivables	17,354	835,155	852,509
Inventories	2,996,964	(2,996,964)	-
Total current assets	3,690,314	(2,161,809)	1,528,505
Other assets – equipment deposits	24,260,847	5,000,000	29,260,847
Intangible assets	739,207	(739,207)	-
Total non-current assets	26,444,514	4,260,793	30,705,307
Total assets	30,134,828	2,098,984	32,233,812
Derivative financial instruments	1,449,000	688,165	2,137,165
Warrant liabilities	11,980	(11,980)	-
Total current liabilities	2,387,649	676,185	3,063,834
Convertible promissory notes	11,144,000	2,399,746	13,543,746
Total non-current liabilities	11,144,000	2,399,746	13,543,746
Total liabilities	13,531,649	3,075,931	16,607,580
Net current asset/ (liabilities)	1,302,665	2,837,994	(1,535,329)
Net Assets	16,603,179	(976,947)	15,626,232
Issued capital	68,977,851	(185,635)	68,792,216
Paid in capital	-	9,472,705	9,472,705
Other reserves	1,986,542	(1,986,542)	-
Accumulated losses	(53,821,478)	(8,354,756)	(62,176,234)
Equity attributable to shareholders of Integrated Media Technology Limited	17,142,915	(1,054,228)	16,088,687
Non-controlling interests	(539,736)	(77,281)	(462,455)
Total Equity	16,603,179	(976,947)	15,626,232

The impact of the restatements on the line items within the previously reported Audited Consolidated Statement of Profit or Loss and Other Comprehensive Loss for the year ended December 31, 2023, previously filed in the Original Report is as follows:

	As Previously Reported	Adjustment	As Restated
Consolidated Statement of Profit or Loss and Other Comprehensive Income/ (loss) for the year ended December 31, 2023	US$	US$	US$
Revenue	373,676	(288,222)	85,454
Gross profit/ (loss)	112,110	(288,222)	(176,112)
Gain/ (loss) on fair value change in derivative financial instruments	1,677,178	(2,273,669)	(596,491)
Gain on derecognition of derivative liability	-	1,292,424	1,292,424
Gain on conversion of convertible notes liability	-	987,318	987,318
Finance costs	(418,622)	334,202	(84,420)
Depreciation and amortization expenses	(919,465)	130,182	(789,282)
Professional and consulting expenses	(1,242,743)	53,635	(1,189,108)
Other expenses	(19,280,901)	18,131,471	(1,149,430)
Share of loss of associates	(175,507)	175,507	-
Gain/(loss) on fair value change in warrant	2,396,291	(2,396,291)	-
Total expenses	(20,149,541)	16,428,707	(3,720,834)
Loss before income tax	(18,350,112)	16,146,558	(2,203,554)
Loss for the year	(18,350,112)	16,146,558	(2,203,554)
Loss and total comprehensive loss for the year attributable to:	(175,507)	175,507	-
Equity shareholders of Integrated Media Technology Limited	(16,733,789)	15,338,539	(1,395,250)
Non-controlling interest	(1,616,323)	808,019	(808,304)
Total	(18,350,112)	16,146,558	(2,203,554)
(Loss) Profit per share
- Basic and Diluted	(4.91)	4.32	(0.59)

The impact of the restatements on the line items within the previously reported Audited Consolidated Statements of Changes in Equity for the year ended December 31, 2023, previously filed in the Original Report is as follows:

	As Previously Reported	Adjustment	As Restated
Consolidated Statement of Changes in Equity for the year ended December 31, 2023	US$	US$	US$
Balance at December 31, 2022 and as of January 1, 2023- Issued Capital	65,464,091	(132,000)	65,332,091
Balance at December 31, 2022 and as of January 1, 2023- Accumulated losses	(37,087,689)	(23,693,295)	(60,780,984)
Balance at December 31, 2022 and as of January 1, 2023- Other reserves	(558,298)	558,298	-
Balance at December 31, 2022 and as of January 1, 2023- Paid in capital	-	9,472,705	9,472,705
Balance at December 31, 2022 and as of January 1, 2023- Non-controlling interest	1,098,983	(753,134)	345,849
Balance at December 31, 2022 and as of January 1, 2023- Total	28,917,087	(14,547,426)	14,369,661
Changes in equity for 2023:
Balance at January 1, 2023 – Issued Capital	65,464,091	(132,000)	65,332,091
Balance at January 1, 2023 – Accumulated Losses	(37,087,689)	(23,693,295)	(60,780,984)
Balance at January 1, 2023 – Paid in Capital	-	9,472,705	9,472,705
Balance at January 1, 2023 - Other Reserves	(558,298)	558,298	-
Balance at January 1, 2023 – Non-controlling Interest	1,098,983	(753,134)	345,849
Balance at January 1, 2023 – Total	28,917,087	(14,547,426)	14,369,661
Loss for the year - Accumulated Losses	(16,733,789)	15,338,539	(1,395,250)
Loss for the year - Non-controlling interest	(1,616,323)	808,019	(808,304)
Loss for the year – Total	(18,350,112)	16,146,558	(2,203,554)
Issuance of ordinary shares for cash	1,587,043	(53,635)	1,533,408
Issuance of ordinary shares for cash – Total	1,587,043	(53,635)	1,533,408
Acquisition of subsidiaries – Other Reserves	(22,396)	22,396	-
Acquisition of subsidiaries – Total	(22,396)	22,396	-
Issuance of convertible note – Other Reserves	2,544,840	(2,544,840)	-
Issuance of convertible note – Total	2,544,840	(2,544,840)	-
Balance at December 31 2023 - Issued Capital	68,977,851	(185,635)	68,792,216
Balance at December 31 2023 - Accumulated Losses	(53,821,478)	(8,354,756)	(62,176,234)
Balance at December 31 2023 - Other Reserves	1,986,542	(1,986,542)	-
Balance at December 31 2023 - Paid in Capital	-	9,472,705	9,472,705
Balance at December 31 2023 – Non-controlling interest	(539,736)	77,281	(462,455)
Balance at December 31 2023 - Total	16,603,179	(976,947)	15,626,232